Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator for earnings per share calculation:
Income from continuing operations	$ 1,707	$ 1,542	$ 924	$ 1,147	$ 1,500	$ 1,237	$ 1,272	$ 1,221	$ 5,320	$ 5,230	$ 4,645
Income allocated to participating securities									(27)	(26)	(19)
Net income attributable to noncontrolling interest									(2)	(2)	0
Income from continuing operations attributable to common stockholders									$ 5,291	$ 5,202	$ 4,626
Denominator for earnings per share calculation:
Weighted average shares, basic (in shares)									1,073	1,118	1,161
Effect of dilutive securities (in shares)									6	8	8
Weighted average shares, diluted (in shares)									1,079	1,126	1,169
Earnings per share from continuing operations:
Earnings per share, basic (in dollars per share)	$ 1.60	$ 1.44	$ 0.86	$ 1.04	$ 1.35	$ 1.10	$ 1.13	$ 1.08	$ 4.93	$ 4.65	$ 3.98
Earnings per share, diluted (in dollars per share)	$ 1.59	$ 1.43	$ 0.86	$ 1.04	$ 1.34	$ 1.10	$ 1.12	$ 1.07	$ 4.91	$ 4.62	$ 3.96